Aging Analysis of Past Due Financing Receivables (Detail) (Non Trade Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
31-60 past due	$ 24	$ 36
61-90 past due	3	1
Greater than 90 days past due	21	18
Total past due	48	55
Current	32	86
Total	$ 80	$ 141